Consolidated Statements of Comprehensive Income - USD ($) $ in Millions		12 Months Ended
		Dec. 31, 2017	Dec. 31, 2016	Dec. 31, 2015
Statement of comprehensive income [abstract]
Net income for the period		$ 262.8	$ 167.8	$ 80.8
ITEMS THAT WILL NOT BE RECLASSIFIED FOR THE STATEMENT OF INCOME
Actuarial gain (loss) on post-employment benefit obligation		9.2	(7.6)	3.0
ITEMS THAT MAY BE SUBSEQUENTLY RECLASSIFIED THROUGH PROFIT AND LOSS
Financial instruments for hedge accounting				0.3
Financial instruments		(10.3)	11.0	0.3
Translation adjustments		51.0	(8.1)	(86.8)
OTHER COMPREHENSIVE INCOME, NET OF TAX EFFECTS		49.9	(4.7)	(83.5)
Total comprehensive income	[1]	312.7	163.1	(2.7)
Attributable to:
Owners of Embraer		291.7	172.6	(4.6)
Non-controlling interests		21.0	(9.5)	1.9
Total comprehensive income	[1]	$ 312.7	$ 163.1	$ (2.7)

[1]	Items presented above are net of deferred income tax of US$ 4.8, US$ 3.9 and US$ 3.3 for the year ended December 31, 2017, 2016 and 2015, respectivelly.